Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
September 30, 2023
VHC-NPRT3-1123
1.807727.119
Common Stocks - 98.0%
	Shares	Value ($)
Biotechnology - 17.1%
Biotechnology - 17.1%
Acelyrin, Inc. (a)	130,000	1,322,100
Akero Therapeutics, Inc. (b)	160,000	8,092,800
Allogene Therapeutics, Inc. (a)(b)	600,000	1,902,000
Alnylam Pharmaceuticals, Inc. (b)	18,500	3,276,350
Ambrx Biopharma, Inc. ADR (b)	60,000	690,000
Arcellx, Inc. (b)	75,000	2,691,000
Arcus Biosciences, Inc. (b)	88,100	1,581,395
Arcutis Biotherapeutics, Inc. (b)	151,900	806,589
Argenx SE ADR (b)	58,000	28,514,540
Ascendis Pharma A/S sponsored ADR (b)	110,000	10,300,400
Avidity Biosciences, Inc. (b)	200,000	1,276,000
Blueprint Medicines Corp. (b)	105,000	5,273,100
Caris Life Sciences, Inc. (c)(d)	254,430	1,147,479
Celldex Therapeutics, Inc. (b)	110,000	3,027,200
Cerevel Therapeutics Holdings (b)	199,433	4,353,622
Cytokinetics, Inc. (b)	218,000	6,422,280
Generation Bio Co. (b)	56,400	213,756
Janux Therapeutics, Inc. (b)	80,000	806,400
Karuna Therapeutics, Inc. (b)	40,500	6,848,145
Keros Therapeutics, Inc. (b)	70,000	2,231,600
Legend Biotech Corp. ADR (b)	245,000	16,456,650
Morphic Holding, Inc. (b)	60,000	1,374,600
Nuvalent, Inc. Class A (b)	80,000	3,677,600
Poseida Therapeutics, Inc. (a)(b)	258,087	614,247
PTC Therapeutics, Inc. (b)	12,375	277,324
Regeneron Pharmaceuticals, Inc. (b)	46,800	38,514,528
Repligen Corp. (b)	40,000	6,360,400
Sarepta Therapeutics, Inc. (b)	34,000	4,121,480
Vaxcyte, Inc. (b)	218,000	11,113,640
Vera Therapeutics, Inc. (b)	160,000	2,193,600
Vertex Pharmaceuticals, Inc. (b)	7,500	2,608,050
Xencor, Inc. (b)	210,000	4,231,500
Xenon Pharmaceuticals, Inc. (b)	115,000	3,928,400
Zentalis Pharmaceuticals, Inc. (b)	140,000	2,808,400
		189,057,175
Health Care Equipment & Supplies - 18.9%
Health Care Equipment - 18.5%
Boston Scientific Corp. (b)	1,740,000	91,872,000
Edwards Lifesciences Corp. (b)	60,000	4,156,800
Glaukos Corp. (b)	108,000	8,127,000
Inspire Medical Systems, Inc. (b)	45,000	8,929,800
Insulet Corp. (b)	98,000	15,630,020
Intuitive Surgical, Inc. (b)	18,000	5,261,220
iRhythm Technologies, Inc. (b)	28,000	2,639,280
Masimo Corp. (b)	144,000	12,625,920
Outset Medical, Inc. (b)	140,000	1,523,200
Penumbra, Inc. (b)	157,000	37,979,870
PROCEPT BioRobotics Corp. (b)	92,100	3,021,801
Stryker Corp.	45,000	12,297,150
Tandem Diabetes Care, Inc. (b)	40,000	830,800
		204,894,861
Health Care Supplies - 0.4%
ICU Medical, Inc. (b)	21,217	2,525,035
Lantheus Holdings, Inc. (b)	22,712	1,578,030
		4,103,065
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		208,997,926
Health Care Providers & Services - 30.7%
Health Care Facilities - 2.4%
Acadia Healthcare Co., Inc. (b)	140,000	9,843,400
Surgery Partners, Inc. (b)	560,000	16,380,000
		26,223,400
Health Care Services - 11.8%
agilon health, Inc. (a)(b)	1,548,900	27,508,464
Cigna Group	186,000	53,209,020
CVS Health Corp.	470,000	32,815,400
LifeStance Health Group, Inc. (b)	890,000	6,114,300
Privia Health Group, Inc. (b)	470,000	10,810,000
		130,457,184
Managed Health Care - 16.5%
Alignment Healthcare, Inc. (b)	540,000	3,747,600
Centene Corp. (b)	324,000	22,317,120
Elevance Health, Inc.	26,500	11,538,630
Humana, Inc.	25,000	12,163,000
Molina Healthcare, Inc. (b)	20,000	6,557,800
UnitedHealth Group, Inc.	250,000	126,047,500
		182,371,650
TOTAL HEALTH CARE PROVIDERS & SERVICES		339,052,234
Health Care Technology - 1.6%
Health Care Technology - 1.6%
Evolent Health, Inc. (b)	131,500	3,580,745
Evolent Health, Inc. (c)	168,500	4,358,842
Phreesia, Inc. (b)	170,000	3,175,600
Veeva Systems, Inc. Class A (b)	34,000	6,917,300
		18,032,487
Life Sciences Tools & Services - 16.9%
Life Sciences Tools & Services - 16.9%
10X Genomics, Inc. (b)	331,700	13,682,625
Bruker Corp.	160,000	9,968,000
Danaher Corp.	302,000	74,926,200
Fortrea Holdings, Inc.	25,437	727,244
IQVIA Holdings, Inc. (b)	78,000	15,346,500
Lonza Group AG	10,000	4,625,471
Olink Holding AB ADR (b)	156,900	2,314,275
Thermo Fisher Scientific, Inc.	109,500	55,425,615
West Pharmaceutical Services, Inc.	26,000	9,755,460
		186,771,390
Personal Care Products - 0.2%
Personal Care Products - 0.2%
The Beauty Health Co. (a)(b)	100,800	606,816
The Beauty Health Co. (b)(c)	200,000	1,204,000
		1,810,816
Pharmaceuticals - 12.6%
Pharmaceuticals - 12.6%
Arvinas Holding Co. LLC (b)	100,000	1,964,000
AstraZeneca PLC (United Kingdom)	165,000	22,255,943
Eli Lilly & Co.	128,500	69,021,205
Enliven Therapeutics, Inc. (b)	60,000	819,600
Merck & Co., Inc.	185,000	19,045,750
Novo Nordisk A/S Series B	40,000	3,642,051
Pharvaris BV (b)	80,000	1,669,600
Royalty Pharma PLC	280,000	7,599,200
Structure Therapeutics, Inc. (c)	58,101	725,681
Structure Therapeutics, Inc. ADR (a)	15,000	756,300
UCB SA	80,000	6,558,333
Ventyx Biosciences, Inc. (b)	121,000	4,202,330
Verona Pharma PLC ADR (b)	85,000	1,385,500
		139,645,493
TOTAL COMMON STOCKS (Cost $773,479,030)		1,083,367,521

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
Biotechnology - 0.5%
Biotechnology - 0.5%
Asimov, Inc. Series B (b)(c)(d)	13,047	564,805
Caris Life Sciences, Inc. Series D (b)(c)(d)	398,133	1,795,580
Cleerly, Inc. Series C (b)(c)(d)	179,891	2,081,339
Element Biosciences, Inc. Series C (b)(c)(d)	72,178	1,009,770
ElevateBio LLC Series C (b)(c)(d)	31,200	119,808
Inscripta, Inc. Series E (b)(c)(d)	157,568	532,580
		6,103,882
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	163,717	1,324,471
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	45,182	353,775
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (b)(c)(d)	24,966	1,183,888
Series E1 (b)(c)(d)	10,776	510,998
Omada Health, Inc. Series E (b)(c)(d)	281,490	948,621
Wugen, Inc. Series B (b)(c)(d)	57,585	286,773
		2,930,280
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	505,495	788,572
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,024,878)		11,500,980

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	7,808,469	7,810,031
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	18,929,505	18,931,398
TOTAL MONEY MARKET FUNDS (Cost $26,741,429)		26,741,429

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $816,245,337)	1,121,609,930
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(15,934,347)
NET ASSETS - 100.0%	1,105,675,583

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,936,982 or 1.7% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	955,966

Aledade, Inc. Series E1	5/20/22	536,800

Asimov, Inc. Series B	10/29/21	1,209,205

Caris Life Sciences, Inc.	10/06/22	1,424,808

Caris Life Sciences, Inc. Series D	5/11/21	3,224,877

Cleerly, Inc. Series C	7/08/22	2,119,224

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	641,727

Element Biosciences, Inc. Series C	6/21/21	1,483,741

ElevateBio LLC Series C	3/09/21	130,884

Evolent Health, Inc.	3/28/23	4,886,500

Galvanize Therapeutics Series B	3/29/22	875,156

Inscripta, Inc. Series E	3/30/21	1,391,325

Omada Health, Inc. Series E	12/22/21	1,687,589

Saluda Medical, Inc. Series E	4/06/23	1,321,818

Structure Therapeutics, Inc.	9/29/23	725,681

The Beauty Health Co.	12/08/20	2,000,000

Wugen, Inc. Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,270,343	154,397,556	154,857,868	296,774	-	-	7,810,031	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	53,909,480	110,002,405	144,980,487	46,589	-	-	18,931,398	0.1%
Total	62,179,823	264,399,961	299,838,355	343,363	-	-	26,741,429

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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